Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	40 Months Ended	42 Months Ended	47 Months Ended	60 Months Ended	78 Months Ended	90 Months Ended	105 Months Ended	114 Months Ended		116 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000058929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		14.89%				6.13%							7.02%
C000058930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		14.62%				5.85%							6.72%
C000240316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		31.43%		14.96%
C000240317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		30.97%		14.67%
C000028365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		17.25%				8.61%							13.03%
C000028364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		16.99%				8.33%							12.72%
C000134187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent		17.24%				8.60%							13.03%
C000028363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		6.74%				3.60%							4.40%
C000028362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		6.47%				3.33%							4.13%
C000134186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent		6.80%				3.62%						4.05%
C000028371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		36.34%				6.20%							9.67%
C000028370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		36.00%				5.92%							9.36%
C000134190
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent		36.55%				6.28%	8.45%
C000069022
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		57.01%				6.94%							9.90%
C000069023
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		56.57%				6.66%							9.58%
C000156252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		46.28%				8.92%							11.39%
C000156253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		45.81%				8.60%							11.07%
C000156254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent		46.13%	23.77%
C000028361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		43.78%				13.03%							10.35%
C000028360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		43.41%				12.75%							10.06%
C000134185
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent		43.80%				13.05%							10.35%
C000150427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		10.21%				5.54%							5.57%
C000150428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		9.92%				5.39%							5.37%
C000193735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		(16.50%)				2.13%			5.38%
C000193736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		(16.64%)				1.87%			5.12%
C000082231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		15.57%				11.55%							10.41%
C000082232
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		15.21%				11.26%							10.14%
C000028375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		19.30%				9.15%							8.41%
C000028374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		19.06%				8.88%							8.13%
C000134191
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent		19.33%				9.19%							8.43%
C000028377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		21.85%				6.16%							6.98%
C000028376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		21.43%				5.90%							6.68%
C000207194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		(3.38%)				1.29%		8.92%
C000207192
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		(3.67%)				1.03%		8.63%
C000207193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent		(3.34%)	7.49%
C000028359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		40.05%				6.93%							8.47%
C000028358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		39.73%				6.67%							8.21%
C000028379
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		17.83%				5.93%							7.85%
C000028378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		17.56%				5.66%							7.57%
C000134193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent		17.81%				5.92%							7.84%
C000176375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		17.98%				6.86%				6.85%
C000176376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent		17.73%				6.58%					6.56%
C000176377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent		18.02%			7.68%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%				11.47%							13.14%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%				11.47%							13.14%
Lazard Index: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent		4.15%		4.70%
Lazard Index: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent		4.15%		4.70%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%				13.41%							15.51%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%				13.41%							15.51%
Lazard Index: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent		4.15%				0.44%							1.95%
Lazard Index: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent		4.15%				0.44%							1.95%
Lazard Index: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent		4.15%				0.44%						1.98%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.81%				12.30%							15.06%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.81%				12.30%							15.06%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		22.81%				12.30%	14.96%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%				7.20%							10.07%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%				7.20%							10.07%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%				7.20%							10.07%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%	21.10%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%				7.20%							10.07%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%				7.20%							10.07%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%				7.20%							10.07%
Lazard Index: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent		4.15%				0.44%							1.95%
Lazard Index: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent		4.15%				0.44%							1.95%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%				11.47%			12.36%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%				11.47%			12.36%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%				11.47%							13.14%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%				11.47%							13.14%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		20.23%				9.05%							9.66%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		20.23%				9.05%							9.66%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		20.23%				9.05%							9.66%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		27.66%				8.79%							9.93%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		27.66%				8.79%							9.93%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		27.66%				8.79%		11.33%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		27.66%				8.79%		11.33%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		27.66%	18.02%
Lazard Index: MSCI World Investable Market Index (IMI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Investable Market Index (IMI)
Average Annual Return, Percent		22.24%				11.01%							12.87%
Lazard Index: MSCI World Investable Market Index (IMI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Investable Market Index (IMI)
Average Annual Return, Percent		22.24%				11.01%							12.87%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		20.23%				9.05%							9.66%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		20.23%				9.05%							9.66%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		20.23%				9.05%							9.66%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%				11.47%				13.09%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%				11.47%					12.95%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%			18.16%
Lazard Index: Global Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Asset Allocation Blended Index
Average Annual Return, Percent		14.25%				6.80%							8.60%
Lazard Index: Global Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Asset Allocation Blended Index
Average Annual Return, Percent		14.25%				6.80%							8.60%
Lazard Index: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index
Average Annual Return, Percent		34.12%		18.15%
Lazard Index: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index
Average Annual Return, Percent		34.12%		18.15%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%				13.41%							15.51%
Lazard Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent		5.74%				4.13%							5.70%
Lazard Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent		5.74%				4.13%							5.70%
Lazard Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent		5.74%				4.13%						5.37%
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		40.78%				6.98%							11.62%
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		40.78%				6.98%							11.62%
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		40.78%				6.98%	11.13%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%				7.20%							10.07%
Lazard Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent		9.66%				3.08%							3.65%
Lazard Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent		9.66%				3.08%							3.65%
Lazard Index: MSCI World Core Infrastructure (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Core Infrastructure (USD) Index
Average Annual Return, Percent		13.67%				8.49%							9.09%
Lazard Index: MSCI World Core Infrastructure (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Core Infrastructure (USD) Index
Average Annual Return, Percent		13.67%				8.49%							9.09%
Lazard Index: MSCI ACWI ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Average Annual Return, Percent		22.30%				5.21%		10.66%
Lazard Index: MSCI ACWI ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Average Annual Return, Percent		22.30%				5.21%		10.66%
Lazard Index: MSCI ACWI ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Average Annual Return, Percent		22.30%	15.39%
MSCI EAFE/World Small Cap Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE/World Small Cap Linked Index
Average Annual Return, Percent		27.85%				7.17%							9.57%
Lazard Index: MSCI EAFE IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Investable Market Index (IMI)
Average Annual Return, Percent		19.83%				8.50%							9.51%
MSCI EAFE/World Small Cap Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE/World Small Cap Linked Index
Average Annual Return, Percent		27.85%				7.17%							9.57%
Lazard Index: MSCI EAFE IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Investable Market Index (IMI)
Average Annual Return, Percent		19.83%				8.50%							9.51%
Lazard Index: Real Assets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Blend Index
Average Annual Return, Percent		17.47%				6.61%				6.98%
Lazard Index: Real Assets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Blend Index
Average Annual Return, Percent		17.47%				6.61%					6.97%
Lazard Index: Real Assets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Blend Index
Average Annual Return, Percent		17.47%			7.19%